Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Common stocks: 96.44%
Communication services: 9.29%
Diversified telecommunication services: 2.16%
AT&T Incorporated	5,415	$ 115,285
Verizon Communications Incorporated	5,281	270,862
		386,147
Entertainment: 2.92%
Activision Blizzard Incorporated	1,247	97,116
Electronic Arts Incorporated	1,177	163,191
Live Nation Entertainment Incorporated †	29	2,756
Netflix Incorporated †	263	51,927
Take-Two Interactive Software Incorporated †	696	86,673
The Walt Disney Company †	886	97,850
Warner Bros. Discovery Incorporated †	1,168	21,550
		521,063
Interactive media & services: 1.15%
Alphabet Incorporated Class C †	87	198,428
Meta Platforms Incorporated Class A †	35	6,777
		205,205
Media: 1.52%
Cable One Incorporated	6	7,819
Charter Communications Incorporated Class A †	227	115,073
Comcast Corporation Class A	2,157	95,512
DISH Network Corporation Class A †	28	639
Fox Corporation Class A	192	6,818
Fox Corporation Class B	419	13,705
Interpublic Group of Companies Incorporated	113	3,642
Liberty Broadband Corporation Class C †	74	9,263
News Corporation Class A	117	2,036
Omnicom Group Incorporated	101	7,536
Sirius XM Holdings Incorporated	1,436	9,190
		271,233
Wireless telecommunication services: 1.54%
T-Mobile US Incorporated †	2,059	274,444
Consumer discretionary: 6.80%
Hotels, restaurants & leisure: 2.07%
Domino's Pizza Incorporated	204	74,087
McDonald's Corporation	848	213,874
Starbucks Corporation	1,023	80,306
Yum! Brands Incorporated	12	1,458
		369,725
Household durables: 0.23%
Garmin Limited	390	41,192
Internet & direct marketing retail: 0.60%
Amazon.com Incorporated †	42	100,976
eBay Incorporated	111	5,402
		106,378
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Leisure products: 0.03%
Hasbro Incorporated	17	$ 1,526
Peloton Interactive Incorporated Class A †	327	4,565
		6,091
Multiline retail: 1.92%
Dollar General Corporation	688	151,594
Dollar Tree Incorporated †	347	55,635
Target Corporation	834	135,008
		342,237
Specialty retail: 1.84%
AutoZone Incorporated †	65	133,877
O'Reilly Automotive Incorporated †	118	75,186
The Home Depot Incorporated	393	118,981
Tractor Supply Company	5	937
		328,981
Textiles, apparel & luxury goods: 0.11%
Nike Incorporated Class B	163	19,373
Consumer staples: 11.39%
Beverages: 1.51%
Keurig Dr. Pepper Incorporated	18	625
PepsiCo Incorporated	1,599	268,232
		268,857
Food & staples retailing: 3.19%
Costco Wholesale Corporation	52	24,243
The Kroger Company	6,073	321,687
Walmart Incorporated	1,743	224,202
		570,132
Food products: 3.89%
Campbell Soup Company	622	29,800
General Mills Incorporated	1,068	74,600
Hormel Foods Corporation	2,544	123,816
Kellogg Company	1,236	86,199
McCormick & Company Incorporated	574	53,221
Mondelez International Incorporated Class A	1,314	83,518
The Hershey Company	928	196,467
The J.M. Smucker Company	372	46,638
		694,259
Household products: 2.80%
Church & Dwight Company Incorporated	779	70,157
Colgate-Palmolive Company	872	68,722
Kimberly-Clark Corporation	391	52,011
The Clorox Company	669	97,246
The Procter & Gamble Company	1,425	210,729
		498,865
See accompanying notes to portfolio of investments

2  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Energy: 0.45%
Oil, gas & consumable fuels: 0.45%
Cabot Oil & Gas Corporation	644	$ 22,109
Cheniere Energy Incorporated	422	57,717
		79,826
Financials: 6.90%
Capital markets: 1.86%
Cboe Global Markets Incorporated	703	78,954
CME Group Incorporated	472	93,848
FactSet Research Systems Incorporated	13	4,963
Intercontinental Exchange Incorporated	965	98,806
MarketAxess Holdings Incorporated	67	18,873
The NASDAQ Incorporated	2	311
Tradeweb Markets Incorporated Class A	548	37,050
		332,805
Diversified financial services: 1.43%
Berkshire Hathaway Incorporated Class B †	806	254,680
Insurance: 3.61%
Aon plc Class A	243	66,988
Arthur J. Gallagher & Company	864	139,916
Brown & Brown Incorporated	1,530	90,836
Erie Indemnity Company Class A	203	34,053
Marsh & McLennan Companies Incorporated	1,004	160,590
Progressive Corporation	852	101,712
The Allstate Corporation	8	1,094
The Travelers Companies Incorporated	58	10,384
Willis Towers Watson plc	184	38,837
		644,410
Health care: 18.44%
Biotechnology: 6.73%
AbbVie Incorporated	14	2,063
Amgen Incorporated	340	87,292
BioMarin Pharmaceutical Incorporated †	752	56,498
Gilead Sciences Incorporated	3,621	234,822
Horizon Therapeutics plc †	607	54,442
Incyte Corporation †	1,020	77,408
Moderna Incorporated †	3	436
Neurocrine Biosciences Incorporated †	371	34,685
Regeneron Pharmaceuticals Incorporated †	421	279,856
Seagen Incorporated †	614	83,308
Vertex Pharmaceuticals Incorporated †	1,083	290,948
		1,201,758
Health care equipment & supplies: 2.58%
Abbott Laboratories	470	55,206
Baxter International Incorporated	1,145	87,077
Becton Dickinson & Company	567	145,039
Boston Scientific Corporation †	70	2,871
Dentsply Sirona Incorporated	37	1,464
Hologic Incorporated †	54	4,065
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Masimo Corporation †	201	$ 28,226
Medtronic plc	868	86,930
ResMed Incorporated	3	610
The Cooper Companies Incorporated	138	48,402
		459,890
Health care providers & services: 1.11%
Henry Schein Incorporated †	57	4,881
Humana Incorporated	49	22,257
Quest Diagnostics Incorporated	94	13,256
UnitedHealth Group Incorporated	319	158,473
		198,867
Health care technology: 0.05%
Veeva Systems Incorporated Class A †	52	8,854
Life sciences tools & services: 1.79%
Bio-Rad Laboratories Incorporated Class A †	87	46,788
Danaher Corporation	756	199,448
Thermo Fisher Scientific Incorporated	83	47,108
West Pharmaceutical Services Incorporated	85	26,382
		319,726
Pharmaceuticals: 6.18%
Bristol-Myers Squibb Company	898	67,754
Eli Lilly & Company	599	187,751
Johnson & Johnson	1,728	310,228
Merck & Company Incorporated	2,950	271,489
Pfizer Incorporated	3,771	200,014
Zoetis Incorporated	380	64,953
		1,102,189
Industrials: 8.64%
Aerospace & defense: 0.32%
General Dynamics Corporation	4	900
Lockheed Martin Corporation	82	36,089
Northrop Grumman Corporation	45	21,059
		58,048
Air freight & logistics: 1.75%
C.H. Robinson Worldwide Incorporated	1,126	122,182
Expeditors International of Washington Incorporated	1,474	160,430
United Parcel Service Incorporated Class B	162	29,525
		312,137
Commercial services & supplies: 4.55%
Republic Services Incorporated	1,890	252,958
Rollins Incorporated	1,480	52,481
Waste Connections Incorporated	1,837	234,291
Waste Management Incorporated	1,718	272,320
		812,050
Electrical equipment: 0.02%
Rockwell Automation Incorporated	17	3,624
See accompanying notes to portfolio of investments

4  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Industrial conglomerates: 0.50%
3M Company	310	$ 46,280
Honeywell International Incorporated	176	34,077
Roper Technologies Incorporated	19	8,406
		88,763
Machinery: 0.05%
Otis Worldwide Corporation	118	8,779
Professional services: 0.62%
Booz Allen Hamilton Holding Corporation	615	52,804
Leidos Holdings Incorporated	27	2,822
Robert Half International Incorporated	4	361
Verisk Analytics Incorporated	308	53,875
		109,862
Road & rail: 0.82%
AMERCO	73	35,769
Old Dominion Freight Line Incorporated	428	110,527
		146,296
Trading companies & distributors: 0.01%
W.W. Grainger Incorporated	3	1,461
Information technology: 21.57%
Communications equipment: 2.47%
Arista Networks Incorporated †	245	25,059
Cisco Systems Incorporated	4,707	212,050
F5 Networks Incorporated †	4	652
Juniper Networks Incorporated	675	20,709
Motorola Solutions Incorporated	829	182,164
		440,634
Electronic equipment, instruments & components: 1.70%
Amphenol Corporation Class A	1,699	120,391
Arrow Electronics Incorporated †	47	5,671
CDW Corporation of Delaware	11	1,868
Keysight Technologies Incorporated †	1,009	146,910
Zebra Technologies Corporation Class A †	86	29,084
		303,924
IT services: 9.88%
Accenture plc Class A	763	227,725
Akamai Technologies Incorporated †	950	95,988
Automatic Data Processing Incorporated	534	119,050
Broadridge Financial Solutions Incorporated	532	77,789
Cloudflare Incorporated Class A †	31	1,736
Cognizant Technology Solutions Corporation Class A	1,017	75,970
EPAM Systems Incorporated †	168	56,871
Fidelity National Information Services Incorporated	478	49,951
Fiserv Incorporated †	734	73,532
International Business Machines Corporation	408	56,647
Jack Henry & Associates Incorporated	661	124,347
MasterCard Incorporated Class A	382	136,706
Paychex Incorporated	2,009	248,774
The Western Union Company	3,434	62,293
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
IT services (continued)
VeriSign Incorporated †	695	$ 121,312
Visa Incorporated Class A	1,101	233,599
		1,762,290
Semiconductors & semiconductor equipment: 1.26%
Broadcom Incorporated	106	61,494
Intel Corporation	321	14,259
Texas Instruments Incorporated	842	148,832
		224,585
Software: 6.01%
Adobe Incorporated †	429	178,663
ANSYS Incorporated †	10	2,604
Autodesk Incorporated †	13	2,701
Bentley Systems Incorporated Class B	23	791
Black Knight Incorporated †	1,269	86,178
Cadence Design Systems Incorporated †	37	5,688
Ceridian HCM Holding Incorporated †	18	1,013
Dropbox Incorporated Class A †	242	5,043
Dynatrace Incorporated †	48	1,808
Fair Isaac Corporation †	11	4,505
Fortinet Incorporated †	86	25,296
Guidewire Software Incorporated †	101	8,074
HubSpot Incorporated †	2	675
Intuit Incorporated	112	46,420
Microsoft Corporation	881	239,517
NortonLifeLock Incorporated	1,214	29,549
Oracle Corporation	2,570	184,834
Palo Alto Networks Incorporated †	61	30,670
Paycom Software Incorporated †	6	1,706
PTC Incorporated †	41	4,778
RingCentral Incorporated Class A †	13	821
Salesforce.com Incorporated †	20	3,205
SS&C Technologies Holdings Incorporated	160	10,238
Tyler Technologies Incorporated †	352	125,249
VMware Incorporated Class A	75	9,608
Workday Incorporated Class A †	30	4,689
Zoom Video Communications Incorporated †	278	29,871
Zscaler Incorporated †	181	27,709
		1,071,903
Technology hardware, storage & peripherals: 0.25%
Apple Incorporated	306	45,545
Materials: 1.81%
Chemicals: 0.29%
Air Products & Chemicals Incorporated	181	44,555
CF Industries Holdings Incorporated	9	889
Linde plc	21	6,818
		52,262
Containers & packaging: 0.12%
Amcor plc	481	6,301
See accompanying notes to portfolio of investments

6  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Containers & packaging (continued)
Ball Corporation	179	$ 12,689
Crown Holdings Incorporated	20	2,089
		21,079
Metals & mining: 1.40%
Newmont Corporation	3,683	249,892
Real estate: 2.72%
Equity REITs: 2.72%
American Tower Corporation	184	47,128
Crown Castle International Corporation	588	111,514
Duke Realty Corporation	51	2,694
Equinix Incorporated	23	15,803
Extra Space Storage Incorporated	145	25,839
Public Storage Incorporated	640	211,610
SBA Communications Corporation	212	71,361
		485,949
Utilities: 8.43%
Electric utilities: 5.47%
Alliant Energy Corporation	402	25,656
American Electric Power Company Incorporated	844	86,113
Duke Energy Corporation	1,733	194,997
Evergy Incorporated	168	11,750
Eversource Energy	486	44,868
NextEra Energy Incorporated	3,008	227,676
The Southern Company	2,643	199,969
Xcel Energy Incorporated	2,458	185,186
		976,215
Gas utilities: 0.01%
Atmos Energy Corporation	8	930
Multi-utilities: 2.89%
Ameren Corporation	403	38,362
CMS Energy Corporation	625	44,400
Consolidated Edison Incorporated	1,981	196,634
Dominion Energy Incorporated	778	65,523
DTE Energy Company	12	1,593
NiSource Incorporated	34	1,069
WEC Energy Group Incorporated	1,594	167,482
		515,063
Water utilities: 0.06%
American Water Works Company Incorporated	74	11,193
Total Common stocks (Cost $14,839,576)		17,209,671

See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  7

Portfolio of investments—May 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.64%
Investment companies: 2.64%
Allspring Government Money Market Fund Select Class ♠∞		0.65%	470,817	$ 470,817
Total Short-term investments (Cost $470,817)				470,817
Total investments in securities (Cost $15,310,393)	99.08%			17,680,488
Other assets and liabilities, net	0.92			163,696
Total net assets	100.00%			$17,844,184

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$637,405	$6,710,723	$(6,877,311)	$0	$0	$470,817	470,817	$418
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	2	6-17-2022	$407,453	$413,125	$5,672	$0
See accompanying notes to portfolio of investments

8  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  9

Notes to portfolio of investments—May 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,658,092	$0	$0	$1,658,092
Consumer discretionary	1,213,977	0	0	1,213,977
Consumer staples	2,032,113	0	0	2,032,113
Energy	79,826	0	0	79,826
Financials	1,231,895	0	0	1,231,895
Health care	3,291,284	0	0	3,291,284
Industrials	1,541,020	0	0	1,541,020
Information technology	3,848,881	0	0	3,848,881
Materials	323,233	0	0	323,233
Real estate	485,949	0	0	485,949
Utilities	1,503,401	0	0	1,503,401
Short-term investments
Investment companies	470,817	0	0	470,817
	17,680,488	0	0	17,680,488
Futures contracts	5,672	0	0	5,672
Total assets	$17,686,160	$0	$0	$17,686,160
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2022, $149,987 was segregated as cash collateral for open futures contracts.
For the three months ended May 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

10  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio